Balance Sheet (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equipment depreciation	$ 25,864	$ 9,132
Patent amortization	58,918	58,918
Patent impairment	$ 556,120	$ 556,120
SHAREHOLDERS' EQUITY
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock shares issued	1,104,105,806	918,736,498	769,399,858
Common stock shares outstanding	1,104,105,806	918,736,498	769,399,858
Common stock shares reserved for issuance	572,727,700	394,808,684
Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock shares authorized	850,000	850,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Series B Preferred Stock
SHAREHOLDERS' EQUITY
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock shares authorized	500,000	500,000	500,000
Preferred stock shares issued	500,000	500,000	500,000
Preferred stock shares outstanding	500,000	500,000	500,000